(Loss) Earnings per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
(Loss)/Earnings per share
Basic (loss)/earnings per ordinary share (in euro per share)	€ (0.2130)	€ (0.9142)	€ 0.5824
Diluted (loss)/earnings per ordinary share (in euro per share)	€ (0.2130)	€ (0.9142)	€ 0.5793
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,130.5	1,110.4	1,113.8
Diluted (a)	1,130.5	1,110.4	1,119.8
Weighted average share options assumed to be converted			6.0